AB Bond Inflation Protection Portfolio
AB Bond Inflation Protection Portfolio
INVESTMENT OBJECTIVE
The Portfolio's investment objective is to maximize real return without assuming what the Adviser considers to be undue risk.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	AB Bond Inflation Protection Portfolio AB Bond Inflation Protection Portfolio
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses	AB Bond Inflation Protection Portfolio AB Bond Inflation Protection Portfolio
Management Fees	none
Distribution and/or Service (12b-1) Fees	none
Other Expenses: Interest Expense and Related Expenses	0.18%
Other Expenses	0.28%
Total Other Expenses	0.46%
Total Annual Portfolio Operating Expenses	0.46%	[1]
Fee Waiver and/or Expense Reimbursement	(0.18%)	[2]
Total Annual Portfolio Operating Expenses	0.28%	[3],[4],[5]
[1]	Including Interest Expense Before Waiver
[2]	The fee waiver and/or expense reimbursement agreement will remain in effect until January 1, 2018 and will be automatically extended for one-year terms unless the Adviser provides notice of termination 60 days prior to that date.
[3]	If interest expenses were excluded, net expenses would be .10%.
[4]	Including Interest Expense After Fee Waiver and/or Expense Reimbursement
[5]	Restated to reflect current expenses.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Examples assume an investment of $10,000 in the Portfolio for the time periods indicated and redemption of all shares at the end of those periods. The Examples also assume that the investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	AB Bond Inflation Protection Portfolio AB Bond Inflation Protection Portfolio USD ($)
After 1 Year	$ 29
After 3 Years	129
After 5 Years	240
After 10 Years	$ 562

PORTFOLIO TURNOVER
The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 42 % of the average value of its portfolio.
PRINCIPAL STRATEGIES
The Portfolio seeks real return.  Real return equals total return less the estimated effect of inflation.

The Portfolio pursues its objective by investing principally in Treasury Inflation Protected Securities ("TIPS") directly or by gaining indirect exposure to TIPS through derivatives transactions such as CPI swaps and total return swaps linked to TIPS.  In deciding whether to take direct or indirect exposure, the Adviser will consider the relative costs and efficiency of each method.  In addition, in seeking to maximize real return, the Portfolio may invest in other fixed-income investments such as U.S. and non- U.S. government securities, corporate fixed-income securities and mortgage-related securities, as well as derivatives linked to such securities.  Under normal circumstances, the Portfolio invests at least 80% of its net assets in fixed-income securities.  While the Portfolio expects to invest principally in investment grade securities, it may invest up to 15% of its total assets in fixed-income securities rated BB or B or the equivalent by at least one national ratings agency (or deemed by the Adviser to be of comparable credit quality), which are not investment grade ("junk bonds").

Inflation-indexed securities are fixed-income securities structured to provide protection against inflation.  Their principal value and/or the interest paid on them are adjusted to reflect official inflation measures.  The inflation measure for TIPS is the Consumer Price Index for Urban Consumers.  The Portfolio may also invest in other inflation-indexed securities, issued by both U.S. and non-U.S. issuers, and in derivative instruments linked to these securities.

As noted above, the Portfolio may invest in derivatives, such as options, futures contracts, forwards, or swap agreements.  The Portfolio intends to use leverage for investment purposes.  To do this, the Portfolio expects to enter into (i) reverse repurchase agreement transactions and use the cash made available from these transactions to make additional investments in fixed-income securities in accordance with the Portfolio's investment policies and (ii) total return swaps.  In determining when and to what extent to employ leverage or enter into derivatives transactions, the Adviser will consider factors such as the relative risks and returns expected of potential investments and the cost of such transactions.  The Adviser will consider the impact of reverse repurchase agreements, swap agreements and other derivatives in making its assessments of the Portfolio's risks.  The resulting exposures to markets, sectors, issuers or specific securities will be continuously monitored by the Adviser.

The Adviser selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities' impact on the overall risk and return characteristics of the Portfolio.  In making this assessment, the Adviser takes into account various factors, including the credit quality and sensitivity to interest rates of the securities under consideration and of the Portfolio's other holdings.

The Portfolio may also invest in loan participations, structured securities, asset-backed securities, variable, floating, and inverse floating-rate instruments, and preferred stock, and may use other investment techniques. The Portfolio may invest in fixed-income securities of any maturity and duration. If the rating of a fixed-income security falls below investment grade, the Portfolio will not be obligated to sell the security and may continue to hold it if, in the Adviser's opinion, the investment is appropriate under the circumstances.
PRINCIPAL RISKS
  Market Risk: The value of the Portfolio's assets will fluctuate as the bond market fluctuates. The value of the Portfolio's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.
  Interest Rate Risk:  Changes in interest rates will affect the value of investments in fixed-income securities.  When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments.  The Portfolio may be subject to heightened interest rate risk due to rising rates as the current period of historically low interest rates may be ending .  Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.
  Duration Risk:  Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates.  The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security.  Fixed-income securities with longer durations have more risk and will decrease more in price as interest rates rise.  For example, a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.
  Credit Risk:  An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations.  The issuer or guarantor may default, causing a loss of the full principal amount of a security.  The degree of risk for a particular security may be reflected in its credit rating.  There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.  Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.
  Inflation Risk:  This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio's assets can decline as can the value of the Portfolio's distributions.  This risk is significantly greater for fixed-income securities with longer maturities.  Although the Portfolio invests principally in inflation-indexed investments, the value of its securities may be vulnerable to changes in expectations of inflation or interest rates.
  Derivatives Risk:  Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and may be subject to counterparty risk to a greater degree than more traditional investments.
  Foreign (Non-U.S.) Risk:  Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers.  These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
  Currency Risk:  Fluctuations in currency exchange risk may negatively affect the value of the Portfolio's investments or reduce its returns.
  Leverage Risk:  To the extent the Portfolio uses leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Portfolio's investments.
  Liquidity Risk:  Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Portfolio. Causes of liquidity risk may include low trading volumes, large positions and heavy redemptions of Portfolio Shares.  Over recent years liquidity risk has also increased because the capacity of dealers in the secondary market for fixed-income securities to make markets in these securities has decreased, even as the overall bond market has grown significantly, due to, among other things, structural changes, additional regulatory requirements and capital and risk restraints that have led to reduced inventories.  Liquidity risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally go down.
  Management Risk: The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.
As with all investments, you may lose money by investing in the Portfolio.
BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:
  how the Portfolio's performance changed from year to year over ten years ; and
  how the Portfolio's average annual returns for one , five and ten years and compare to those of a broad-based securities market index.
The Portfolio's past performance does not necessarily indicate how it will perform in the future.

Effective April 16, 2010, the Portfolio changed its name from AllianceBernstein Inflation-Protected Securities Portfolio to AllianceBernstein Bond Inflation Protection Portfolio, eliminated its policy of investing at least 80% of its net assets in inflation-indexed securities, and adopted its current investment strategies. The performance information shown below for periods prior to April 16, 2010 is based on the Portfolio's prior investment strategies and is not indicative of future results.
Bar Chart
The annual returns in the bar chart are for the Portfolio's shares and do not reflect sales loads or advisory fees because the Portfolio has none. Through September 30, 2016 , the year-to-date unannualized return for the Portfolio's shares was 7.30%.

Calendar Year End (%) During the period shown in the bar chart, the Portfolio's: Best Quarter was up 5.83% in the 1st quarter, 2008; and Worst Quarter was down -6.09% in the 2nd quarter, 2013.
PERFORMANCE TABLE Average Annual Total Returns (For the period ended December 31, 2015 )
Average Annual Total Returns - AB Bond Inflation Protection Portfolio	1 Year	5 Years	10 Years
AB Bond Inflation Protection Portfolio	(0.55%)	2.48%	4.13%
Bloomberg Barclays U.S. 1-10 Year TIPS Index (reflects no deduction for fees, expenses, or taxes)	(0.52%)	1.64%	3.51%